Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
OPERATING ACTIVITIES
Net income (loss)	$ 35,480	$ (311,116)	$ (376,421)
Non-cash items:
Depreciation and amortization	431,086	455,898	428,608
Amortization of in-process revenue contracts (note 6)	(61,700)	(72,933)	(46,436)
(Gain) loss on sale of vessels and equipment (note 18a)	(1,995)	6,975	(4,229)
Goodwill impairment charge	0	0	36,652
Write-down of equity accounted investments (note 18b)	0	1,767	19,411
Asset impairments and loan loss provisions (note 18b)	168,353	434,082	155,288
Bargain purchase gain (note 3a)	0	0	(68,535)
Equity (income) loss, net of dividends received	(121,144)	(65,639)	31,376
Income tax expense (recovery)	2,872	(14,406)	4,290
Employee stock option compensation	7,320	9,393	16,262
Unrealized foreign exchange (gain) loss	(40,241)	22,137	(11,614)
Unrealized (gain) loss on derivative instruments	(113,344)	(40,373)	70,822
Other	(6,082)	13,383	(8,314)
Change in operating assets and liabilities (note 17a)	64,184	(115,209)	(84,347)
Expenditures for dry docking	(72,205)	(35,023)	(55,620)
Net operating cash flow	292,584	288,936	107,193
FINANCING ACTIVITIES
Proceeds from issuance of long-term debt (note 8)	2,467,795	1,417,870	2,114,879
Debt issuance costs	(15,967)	(10,595)	(10,634)
Scheduled repayments of long-term debt	(695,688)	(266,242)	(449,640)
Prepayments of long-term debt	(1,017,818)	(1,060,169)	(881,207)
Repayments of capital lease obligations	(10,315)	(10,161)	(89,145)
Decrease (increase) in restricted cash (note 10)	31,776	(33,592)	73,105
Net proceeds from equity issuances of subsidiaries (note 5)	446,893	496,224	631,057
Equity contribution by joint venture partner	4,934	86,350	0
Repurchase of Common Stock (note 12)	(12,000)	0	(122,195)
Distribution from subsidiaries to non-controlling interests	(269,987)	(246,555)	(201,942)
Cash dividends paid	(90,265)	(83,299)	(93,480)
Other financing activities	27,219	9,840	5,847
Net financing cash flow	866,577	299,671	976,645
INVESTING ACTIVITIES
Expenditures for vessels and equipment	(753,755)	(523,597)	(755,045)
Proceeds from sale of vessels and equipment	47,704	250,807	33,424
Acquisition of FPSO units and Sevan Marine ASA, net of cash acquired (note 3a)	0	(92,303)	(322,500)
Investment in term loans (note 4)	(12,552)	0	(70,000)
Investment in equity accounted investees (note 23)	(157,762)	(183,554)	(38,496)
Advances to equity accounted investees	(14,466)	(117,235)	(55,156)
Investment in direct financing lease assets (note 9)	(307,950)	0	0
Direct financing lease payments received	17,289	23,307	27,608
Other investing activities	(2,500)	1,332	8,706
Net investing cash flow	(1,183,992)	(641,243)	(1,171,459)
Decrease in cash and cash equivalents	(24,831)	(52,636)	(87,621)
Cash and cash equivalents, beginning of the year	639,491	692,127	779,748
Cash and cash equivalents, end of the year	$ 614,660	$ 639,491	$ 692,127